Distribution of Profit (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Distribution of Profit
Reserve level threshold for mandatory transfer requirement (as a percent)	50.00%
Percentage of annual appropriation to general reserve fund required	10.00%
Transferred to general reserve	$ 8,985,792	$ 266,478
Distribution of Profit
Amount of restricted capital and reserves not available for dividend distribution	153,829,188	121,629,677
WOFE
Distribution of Profit
Amount of restricted capital and reserves not available for dividend distribution	150,000,000	105,000,000
VIE
Distribution of Profit
Amount of restricted capital and reserves not available for dividend distribution	$ 3,829,188	$ 3,829,188